Current tax receivables, current tax liabilities and non-current liabilities (Details) - USD ($) $ in Thousands	Oct. 31, 2018	Apr. 30, 2017
Current tax receivables [Abstract]
Corporation tax	$ 24,504	$ 1,637
Current tax liabilities [Abstract]
Corporation tax	124,071	42,679
Income tax reserve included in current tax liabilities	67,700
Non-current tax liabilities [Abstract]
Corporation tax	$ 131,048	$ 0